Trade and other receivables - Aging analysis (Details) - USD ($)	May 31, 2026	Aug. 31, 2025
Trade and other receivables
Trade receivables	$ 373,034	$ 424,686
0 - 30
Trade and other receivables
Trade receivables	108,090	83,975
31-60
Trade and other receivables
Trade receivables	69,780	42,775
61-90
Trade and other receivables
Trade receivables	34,759
91 and over
Trade and other receivables
Trade receivables	$ 160,405	$ 297,936